Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Artisan Funds
Related Party Transaction [Line Items]
Annualized operating expenses maximum percentage of average daily net assets			1.50%		1.50%
Due from related parties	$ 0		$ 0		$ 81	$ 195
Fee waiver / expense reimbursement	1	49	122	115	171	374	441
Artisan Funds | Minimum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets			0.64%		0.64%
Artisan Funds | Maximum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets			1.25%		1.25%
Artisan Global Funds
Related Party Transaction [Line Items]
Due from related parties	851		851		728	709
Management fee threshold for reimbursement, percentage average daily net assets					0.20%
Fee waiver / expense reimbursement	301	47	427	379	653	660	0
Artisan Global Funds | Emerging Markets Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets					0.35%
Artisan Global Funds | Global Value Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets					0.35%
Artisan Global Funds | Value Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets					0.35%
Artisan Global Funds | Global Equity Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets					0.35%
Artisan Global Funds | Global Opportunities Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets					0.35%
Artisan Global Funds | Minimum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets			0.75%		0.85%
Management fee threshold for reimbursement, percentage average daily net assets			0.10%
Artisan Global Funds | Maximum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets			1.80%		0.95%
Management fee threshold for reimbursement, percentage average daily net assets			0.20%
Launch Equity
Related Party Transaction [Line Items]
Management fee as a percentage of closing capital account			1.00%		1.00%
Percentage of fee expected to be waived in current period			100.00%		100.00%
Percentage profit allocation			20.00%		20.00%
Fee waiver / expense reimbursement	47	44	87	81	141	150
AIC
Related Party Transaction [Line Items]
Due from related parties	$ 28		$ 28		$ 231	$ 189